Share capital and Treasury shares (Details) SFr in Millions, $ in Millions	3 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 CHF (SFr) shares	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Number of treasury shares sold during period	30,232	30,232
Proceeds from sale or issue of treasury shares	$ 0.1	SFr 0.1
Number of treasury shares outstanding	10,902,617	10,902,617	5,243,958
AC Immune USA
Disclosure of classes of share capital [line items]
Number of shares issued during the period	5,700,000	5,700,000